Cover Page	Nov. 25, 2023
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Nov. 25, 2023
Entity Registrant Name	UNITY SOFTWARE INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39497
Entity Tax Identification Number	27-0334803
Entity Address, Address Line One	30 3rd Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94103‑3104
City Area Code	415
Local Phone Number	539‑3162
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.000005 par value
Trading Symbol	U
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001810806